Income Taxes (Narrative) (Details) (USD $)	12 Months Ended							12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Valuation Allowance of Deferred Tax Assets [Member]	Dec. 31, 2012 Valuation Allowance of Deferred Tax Assets [Member]	Dec. 31, 2011 Valuation Allowance of Deferred Tax Assets [Member]	Dec. 31, 2010 Valuation Allowance of Deferred Tax Assets [Member]	Dec. 31, 2013 Subsidiaries and VIEs in PRC [Member]
Income Tax [Line Items]
Corporate income tax rate	25.00%	25.00%	25.00%					25.00%
Reduced tax rates afforded to the Group's PRC entities	0.00%
Tax loss carry forwards	$ 101,000,000	$ 84,600,000
Limited period for tax loss carry forwards	5 years
Valuation allowance				26,251,543	24,303,518	22,836,709	19,122,901
Liabilities for unrecognized tax benefits	0	0
Withholding income tax rate on dividends arising from profits of foreign invested enterprises under PRC EIT Law	10.00%
Undistributed earnings of the Company's subsidiaries located in the PRC	0	0
Provision made for withholding taxes	$ 0	$ 0